Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Iveda Solutions, Inc.
Entity Central Index Key	0001397183
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014